Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM TAX EXEMPT FUNDS (INVESCO TAX-EXEMPT FUNDS)
Prospectus Date	rr_ProspectusDate	Jun. 27, 2014
Supplement [Text Block]	aimtef_SupplementTextBlock	Statutory Prospectus Supplement dated December 15, 2014

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, A2, C and Y shares of the Fund listed below:

Invesco Tax-Free Intermediate Fund

Effective January 30, 2015, Invesco Tax-Free Intermediate Fund will change its name to Invesco Limited Term Municipal Income Fund.

Effective January 30, 2015, the following information replaces in its entirety the information appearing in the 14th paragraph under the heading “Fund Summary – Principal Investment Strategies of the Fund”:

“The Fund will attempt to maintain a dollar-weighted average portfolio maturity of between three and five years.”

Statutory Prospectus Supplement dated December 15, 2014

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 shares of the Funds listed below:

Invesco Tax-Free Intermediate Fund

Effective January 30, 2015, Invesco Tax-Free Intermediate Fund will change its name to Invesco Limited Term Municipal Income Fund.

Effective January 30, 2015, the following information replaces in its entirety the information appearing in the 14th paragraph under the heading “Fund Summaries – Invesco Tax-Free Intermediate Fund - Principal Investment Strategies of the Fund”:

“The Fund will attempt to maintain a dollar-weighted average portfolio maturity of between three and five years.”

Class A, A2, C and Y | INVESCO Tax-Free Intermediate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimtef_SupplementTextBlock	Statutory Prospectus Supplement dated December 15, 2014

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, A2, C and Y shares of the Fund listed below:

Invesco Tax-Free Intermediate Fund

Effective January 30, 2015, Invesco Tax-Free Intermediate Fund will change its name to Invesco Limited Term Municipal Income Fund.

Effective January 30, 2015, the following information replaces in its entirety the information appearing in the 14th paragraph under the heading “Fund Summary – Principal Investment Strategies of the Fund”:

“The Fund will attempt to maintain a dollar-weighted average portfolio maturity of between three and five years.”

Class R5 | INVESCO Tax-Free Intermediate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimtef_SupplementTextBlock	Statutory Prospectus Supplement dated December 15, 2014

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 shares of the Funds listed below:

Invesco Tax-Free Intermediate Fund

Effective January 30, 2015, Invesco Tax-Free Intermediate Fund will change its name to Invesco Limited Term Municipal Income Fund.

Effective January 30, 2015, the following information replaces in its entirety the information appearing in the 14th paragraph under the heading “Fund Summaries – Invesco Tax-Free Intermediate Fund - Principal Investment Strategies of the Fund”:

“The Fund will attempt to maintain a dollar-weighted average portfolio maturity of between three and five years.”